ORGANIZATION, BUSINESS OPERATIONS AND PRESENTATION AND CONSOLIDATION	12 Months Ended
Dec. 31, 2016
Organization Consolidation And Presentation Of Financial Statements [Abstract]
ORGANIZATION, BUSINESS OPERATIONS AND PRESENTATION AND CONSOLIDATION

1. ORGANIZATION, BUSINESS OPERATIONS AND PRESENTATION AND CONSOLIDATION

Organization.  SMLP, a Delaware limited partnership, was formed in May 2012 and began operations in October 2012 in connection with its IPO of common limited partner units. SMLP is a growth-oriented limited partnership focused on developing, owning and operating midstream energy infrastructure assets that are strategically located in the core producing areas of unconventional resource basins, primarily shale formations, in the continental United States.  Our business activities are conducted through various operating subsidiaries, each of which is owned or controlled by our wholly owned subsidiary holding company, Summit Holdings, a Delaware limited liability company.  References to the "Partnership," "we," or "our" refer collectively to SMLP and its subsidiaries.

The General Partner, a Delaware limited liability company, manages our operations and activities.  Summit Investments, a Delaware limited liability company, is the ultimate owner of our General Partner and has the right to appoint the entire Board of Directors of our General Partner. Summit Investments is controlled by Energy Capital Partners.

In addition to its approximate 2% general partner interest in SMLP (including the IDRs) in respect of SMLP, Summit Investments has indirect ownership interests in our common units.  As of December 31, 2016, Summit Investments beneficially owned 29,854,581 SMLP common units.

Neither SMLP nor its subsidiaries have any employees. All of the personnel that conduct our business are employed by Summit Investments, but these individuals are sometimes referred to as our employees.

Effective with the completion of its IPO, SMLP had a 100% ownership interest in Summit Holdings, which had a 100% ownership interest in both DFW Midstream and Grand River.

In February 2013, Summit Investments acquired all of the outstanding membership interests of Bear Tracker Energy, LLC and subsequently renamed it Meadowlark Midstream.  In June 2013, the Partnership acquired all of the membership interests of Bison Midstream from a subsidiary of Summit Investments (the "Bison Drop Down").  As such, the Bison Drop Down was determined to be a transaction among entities under common control.  The net assets that comprise Bison Midstream were carved out from Meadowlark Midstream in connection with the Bison Drop Down.  Common control of Bison Midstream began in February 2013.

In June 2013, Mountaineer Midstream, LLC, a newly formed, wholly owned subsidiary of the Partnership, acquired natural gas gathering pipeline and compression assets from an affiliate of MarkWest Energy Partners, L.P.  In December 2013, Mountaineer Midstream, LLC was merged into DFW Midstream.

In March 2014, the Partnership acquired all of the membership interests of Red Rock Gathering from a subsidiary of Summit Investments (the "Red Rock Drop Down").  As such, the Red Rock Drop Down was determined to be a transaction among entities under common control.  Common control of Red Rock Gathering began in October 2012.  Concurrent with the closing of the Red Rock Drop Down, SMLP contributed its interest in Red Rock Gathering to Grand River.

In May 2015, the Partnership acquired all of the membership interests of Polar Midstream and Epping from a subsidiary of Summit Investments (the "Polar and Divide Drop Down").  As such, the Polar and Divide Drop Down was determined to be a transaction among entities under common control.  Polar Midstream's net assets were carved out of Meadowlark Midstream immediately prior to the Polar and Divide Drop Down.  Concurrent with the closing of the Polar and Divide Drop Down, Epping became a wholly owned subsidiary of Polar Midstream and SMLP contributed Polar Midstream (including Epping) to Bison Midstream. Common control began in (i) February 2013 for Polar Midstream and (ii) April 2014 for Epping.

In February 2016, the Partnership and SMP Holdings, a wholly owned subsidiary of Summit Investments, entered into a contribution agreement (the "Contribution Agreement") pursuant to which SMP Holdings agreed to contribute to the Partnership substantially all of its limited partner interest in OpCo, a Delaware limited partnership that owns (i) 100% of the issued and outstanding membership interests of Summit Utica, Meadowlark Midstream and Tioga Midstream and collectively with Summit Utica and Meadowlark Midstream, the "Contributed Entities"), each a limited liability company and (ii) a 40% ownership interest in each of OGC and OCC (collectively with OpCo and the Contributed Entities, the “2016 Drop Down Assets”)(the “2016 Drop Down”). The 2016 Drop Down closed in March 2016; concurrent therewith, a subsidiary of Summit Investments retained a 1% noncontrolling interest in OpCo, which is managed by OpCo GP, a Delaware limited liability company and a wholly owned subsidiary of Summit Holdings.

Business Operations. We provide natural gas gathering, treating and processing services as well as crude oil and produced water gathering services pursuant to primarily long-term and fee-based agreements with our customers.  Our results are driven primarily by the volumes of natural gas that we gather, treat, compress and process as well as by the volumes of crude oil and produced water that we gather.  We are the owner-operator of or have significant ownership interests in the following gathering systems:

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Ohio Gathering, a natural gas gathering system and a condensate stabilization facility operating in the Appalachian Basin, which includes the Utica and Point Pleasant shale formations in southeastern Ohio;

•	Summit Utica, a natural gas gathering system operating in the Appalachian Basin, which includes the Utica and Point Pleasant shale formations in southeastern Ohio;
•	Bison Midstream, an associated natural gas gathering system operating in the Williston Basin, which includes the Bakken and Three Forks shale formations in northwestern North Dakota;
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Polar and Divide, crude oil and produced water gathering systems and transmission pipelines located in the Williston Basin, which includes the Bakken and Three Forks shale formations in northwestern North Dakota;

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Tioga Midstream, crude oil, produced water and associated natural gas gathering systems, operating in the Williston Basin, which includes the Bakken and Three Forks shale formations in northwestern North Dakota;

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Grand River, a natural gas gathering and processing system located in the Piceance Basin, which includes the Mesaverde formation and the Mancos and Niobrara shale formations in western Colorado and eastern Utah;

•	Niobrara G&P, an associated natural gas gathering and processing system operating in the DJ Basin, which includes the Niobrara and Codell shale formations in northeastern Colorado;
•	DFW Midstream, a natural gas gathering system operating in the Fort Worth Basin, which includes the Barnett Shale formation in north-central Texas; and
•	Mountaineer Midstream, a natural gas gathering system operating in the Appalachian Basin, which includes the Marcellus Shale formation in northern West Virginia.

Meadowlark Midstream is the legal entity which owns (i) certain crude oil and produced water gathering pipelines, which are managed and reported as part of the Polar and Divide system subsequent to the 2016 Drop Down and (ii) Niobrara G&P, which is managed and reported as part of the Grand River system subsequent to the 2016 Drop Down.

Presentation and Consolidation.  We prepare our consolidated financial statements in accordance with GAAP as established by the FASB.  We make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet dates, including fair value measurements, the reported amounts of revenue and expense and the disclosure of contingencies. Although management believes these estimates are reasonable, actual results could differ from its estimates.

The consolidated financial statements include the assets, liabilities and results of operations of SMLP and its wholly owned subsidiaries.  All intercompany transactions among the consolidated entities have been eliminated in consolidation.  For the purposes of the consolidated financial statements, SMLP's results of operations reflect the results of operations of: (i) Bison Midstream, Polar and Divide, Grand River, Niobrara G&P, DFW Midstream and Mountaineer Midstream for all periods presented, (ii) Ohio Gathering since January 2014, (iii) Tioga Midstream since April 2014 and (iv) Summit Utica since December 2014.  The financial position, results of operations and cash flows of Polar and Divide and Niobrara G&P included herein have been derived from the accounting records of Meadowlark Midstream on a carve-out basis (see Note 2).  The carve-out allocations and estimates were based on methodologies that management believes are reasonable.  The carve-out results reflected herein, however, may not reflect what these entities' financial position, results of operations or cash flows would have been if any had been a stand-alone company.

SMLP recognized its drop down acquisitions at Summit Investments' historical cost because the acquisitions were executed by entities under common control.  The excess of Summit Investments' net investment over the consideration paid and recognized for a contributed subsidiary is recognized as an addition to partners' capital, while the excess of purchase price paid and recognized over net investment is recognized as a reduction to partners' capital.  Due to the common control aspect, we account for drop down transactions on an “as-if pooled” basis for the periods during which common control existed.

Reclassifications. In the first quarter of 2016, we adopted ASU No. 2015-03 Interest—Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs ("ASU 2015-03"). As a result, these consolidated financial statements reflect the retrospective reclassification of $9.2 million of debt issuance costs from other noncurrent assets to long-term debt at December 31, 2015 (see Note 2).